Borrowings - Carrying Amount Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carrying Value Of Borrowings [Roll Forward]
Balance - January 1	$ 8,814.0	$ 7,232.6
Cash inflows from issuances	1,749.1	752.8
Cash outflows from repayments	(1,526.8)	(82.8)
Net cash inflows (outflows) from credit facilities and short term loans	(1,046.3)	750.5
Acquisition of subsidiary		127.4
Deconsolidation of subsidiary	(209.9)	(118.7)
Loss on redemption	45.6
Foreign exchange effect and other	(72.7)	152.2
Balance - December 31	7,753.0	8,814.0
Holding company
Carrying Value Of Borrowings [Roll Forward]
Balance - January 1	5,580.6	4,117.3
Cash inflows from issuances	1,250.0	645.0
Cash outflows from repayments	(801.2)
Net cash inflows (outflows) from credit facilities and short term loans	(700.0)	700.0
Loss on redemption	45.7
Foreign exchange effect and other	(36.5)	118.3
Balance - December 31	5,338.6	5,580.6
Insurance and reinsurance companies.
Carrying Value Of Borrowings [Roll Forward]
Balance - January 1	1,033.4	1,039.6
Cash outflows from repayments	(131.7)	(0.3)
Net cash inflows (outflows) from credit facilities and short term loans	(84.3)	(10.0)
Deconsolidation of subsidiary	(22.5)
Foreign exchange effect and other	(4.2)	4.1
Balance - December 31	790.7	1,033.4
Non-insurance companies.
Carrying Value Of Borrowings [Roll Forward]
Balance - January 1	2,200.0	2,075.7
Cash inflows from issuances	499.1	107.8
Cash outflows from repayments	(593.9)	(82.5)
Net cash inflows (outflows) from credit facilities and short term loans	(262.0)	60.5
Acquisition of subsidiary		127.4
Deconsolidation of subsidiary	(187.4)	(118.7)
Loss on redemption	(0.1)
Foreign exchange effect and other	(32.0)	29.8
Balance - December 31	$ 1,623.7	$ 2,200.0